Income taxes (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income taxes current	R$ 782	R$ 428
Income taxes non-current	295	292
International Tax Reform [Member]
IfrsStatementLineItems [Line Items]
Additional tax expenses	R$ 197	R$ 0